Loans Payable (Details) - Schedule of loans payable - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Loans Payable Abstract
Principal amount of loans	$ 791,759	$ 877,316	$ 312,300
Accrued interest	131,706	92,330
Loans payable	$ 923,465	$ 969,646	$ 312,300